UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.): 		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	SEQA Capital Advisors, LP
Address: 	245 Park Avenue
		24th floor
		New York, NY 10167

13F File Number: 028-12646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew F. Van Hise
Title: 	Portfolio Manager
Phone: 	212-302-8877

Signature, Place, and Date of Signing:



Andrew F. Van Hise 	New York, New York 	July 16, 2008
-----------------		------------------	----------------
[Signature]			[City,State]		[Date]


Report Type (Check only one.):
	[ X] 13F HOLDINGS REPORT.
	[ ] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $18,368

List of Other Included Managers:
No. 13F File Number 		Name

                                                 VALUE   SHARES/ SH/     PUT/    INVESTMTOTHER   VOTING
NAME OF ISSUER                 TITLE OFCUSIP     (X$1000 PRN AMT PRN     CALL    DSCRETN MANGRS  AUTH - SOLE
ALLERGAN INC                   COM     018490102      293    5626SH              SOLE                5626
BOEING CO                      COM     097023105      237    3612SH              SOLE                3612
BROOKS AUTOMATION INC          COM     114340102       86   10415SH              SOLE               10415
CLECO CORPORATION              COM     12561W105      208    8935SH              SOLE                8935
EMC CORP/MASS                  COM     268648102      279   18961SH              SOLE               18961
EATON CORP                     COM     278058102      265    3120SH              SOLE                3120
FISERV INC                     COM     337738108      214    4713SH              SOLE                4713
LIZ CLAIBORNE INC              COM     539320101      178   12564SH              SOLE               12564
MOTOROLA INC                   COM     620076109      109   14863SH              SOLE               14863
OSHKOSH CORP                   COM     688239201      281   13576SH              SOLE               13576
PHARMACEUTICAL PRODUCT DEVEL   COM     717124101      212    4945SH              SOLE                4945
SCANA CORP                     COM     80589M102      210    5686SH              SOLE                5686
UNITED TECHNOLOGIES CORP       COM     913017109      443    7175SH              SOLE                7175
VISHAY INTERTECHNOLOGY INC     COM     928298108       96   10774SH              SOLE               10774
WESTAR ENERGY INC              COM     95709T100      330   15335SH              SOLE               15335
XTO ENERGY INC                 COM     98385X106      201    2941SH              SOLE                2941
EMULEX CORP                    COM     292475209      130   11189SH              SOLE               11189
HOSPITALITY PROPERTIES TRUST   REIT    44106M102      262   10700SH              SOLE               10700
FLEXTRONICS INTL LTD           COM     Y2573F102      102   10814SH              SOLE               10814
TYCO INTERNATIONAL LTD         COM     G9143X208      456   11401SH              SOLE               11401
ABBOTT LABORATORIES            COM     002824100      247    4672SH              SOLE                4672
AFFYMETRIX INC                 COM     00826T108      124   12061SH              SOLE               12061
ALTERA CORPORATION             COM     021441100      233   11263SH              SOLE               11263
AMERICAN GREETINGS CORP-CL A   COM     026375105      264   21424SH              SOLE               21424
ANIXTER INTERNATIONAL INC      COM     035290105      249    4185SH              SOLE                4185
BE AEROSPACE INC               COM     073302101      371   15938SH              SOLE               15938
CONAGRA FOODS INC              COM     205887102      206   10680SH              SOLE               10680
ENI SPA-SPONSORED ADR          ADR     26874R108      236    3184SH              SOLE                3184
GILEAD SCIENCES INC            COM     375558103      371    7010SH              SOLE                7010
INTERSIL CORP -CL A            COM     46069S109      206    8459SH              SOLE                8459
ISHARES-DJ US TR               ETF     464287192      206    2331SH              SOLE                2331
JOHNSON & JOHNSON              COM     478160104      378    5874SH              SOLE                5874
MANITOWOC COMPANY INC          COM     563571108      361   11103SH              SOLE               11103
OIL SVC HLDRS TR               ETF     678002106      511    2300SH              SOLE                2300
PROCTER & GAMBLE CO            COM     742718109      231    3806SH              SOLE                3806
SPDR TRUST SERIES 1            ETF     78462F103     5823   45500SH      PUT     SOLE               45500
SPDR-MATERIALS                 ETF     81369Y100      669   16041SH              SOLE               16041
SPDR-ENERGY SEL                ETF     81369Y506     1850   20904SH              SOLE               20904
SPDR-UTIL SELECT               ETF     81369Y886      208    5100SH              SOLE                5100
SEMTECH CORP                   COM     816850101      152   10787SH              SOLE               10787
STMICROELECTRONICS NV-NY SHS   NY Reg  861012102      126   12160SH              SOLE               12160
TALISMAN ENERGY INC            COM     87425E103      375   16951SH              SOLE               16951
WISCONSIN ENERGY CORP          COM     976657106      379    8381SH              SOLE                8381